Earnings Per Share Attributable To Ordinary Equity Holders of The Parent (Tables)	6 Months Ended
Jun. 30, 2022
Earnings/(loss) Per Share Attributable To Ordinary Equity Holders of The Parent
Summary of Basic and diluted earnings per share
Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Six months ended June 30,
	2021	2022
Basic earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class A	143,897,916	339,059,987

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (HK$)-basic Class B	423,151,636	402,559,012

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	62,327,851	132,811,773

Weighted average number of Class B ordinary shares outstanding—basic	165,665,944	157,684,711

Basic earnings per share (HK$) Class A	2.31	2.55

Basic earnings per share (HK$) Class B	2.31	2.55

For the periods ended June 30, 2022 and 2021, the computation of diluted earnings per share has not taken into account the effect of convertible bond which is anti-dilutive.